Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2024
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 5 – FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

1)	Financial risk factors

The Group is exposed to a variety of financial risks such as: market risks, credit risks and liquidity risks. The Group’s overall risk management plan focuses on the unpredictability of financial markets and seeks to minimize the potential adverse effects on the Group’s financial performance.

Risk management is performed by the finance department according to the policy authorized by the board of directors.

a)	Market risk - Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates.

The Group operates internationally and is exposed to foreign exchange risks due to exposure to Foreign Currencies, primarily the NIS. Foreign exchange risk arises from future commercial transactions, assets or liabilities denominated in foreign currency.

The Group’s policy to reduce the exposure to changes in exchange rates is based on maintaining, where possible, the balances of current monetary assets, according to the currency of the current liabilities.

As of December 31, 2024, and 2023, if the Group’s functional currency (USD) had weakened/strengthened by 10% against the NIS, with all other variables held constant, the loss for the year would decrease/increase by USD 879 thousand and USD 120 thousand, accordingly.

b)	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the end of the reporting year.

Credit risks are treated at the Group level. Credit risks arise typically from cash and cash equivalents, bank deposits and from credit exposures in connection with outstanding receivables and committed transactions.

No credit limits were exceeded during the reported periods and Group’s management does not expect any losses from non-performance of these parties.

c)	Liquidity risk

Liquidity risk exists where the Group might encounter difficulties in meeting its financial obligations as they become due. The Group monitors its liquidity in order to ensure that sufficient liquid resources are available to allow it to meet its obligations.

Cash flow forecasting is performed by the Group’s finance department of each of the companies in the Group. The finance department monitors rolling forecasts of the Group’s liquidity requirements to ensure that it has sufficient cash to meet operational needs, while maintaining sufficient headroom on its undrawn committed borrowing facilities, so that the Group does not breach any of its credit facilities.

The following tables detail the Group’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods:

	Less than 1 year	1 – 2 years	2-3 years	3-5 years	Total
	USD in thousands
December 31, 2024
Trade accounts payable	5,980	-	-	-	5,980
Short-term loans	3,303	-	-	-	3,303
Current maturities of long-term loans	3,064	-	-	-	3,064
Long-term loans	-	496	-	-	496
Liability to event producers	1,256	-	-	-	1,256
Accrued expenses and other current liabilities	1,564	-	-	-	1,564
Related Parties liabilities	907	-	-	-	907
Lease liabilities	-	-	-	-	-
	16,074	496	-	-	16,074
December 31, 2023
Trade accounts payable	13,248	-	-	-	13,248
Short-term loans	8,982	-	-	-	8,982
Long-term loans	-	234	-	-	234
Liability to event producers	967	-	-	-	967
Accrued expenses and other current liabilities	3,189	-	-	-	3,200
Related Parties liabilities	909	-	-	-	909
Lease liabilities	102	162	143	163	570
	27,631	396	143	163	28,099

2)	Estimates of fair value

Below is an analysis of the financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 3).

Financial assets

A.	The following table presents the level 1 and level 3 fair value financial assets – investments in shares, warrants and mutual funds as of December 31, 2024, and December 31, 2023

	December 31, 2024			December 31, 2023
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Investments in shares	4,867	1,431	6,298	2,763	1,050	3,813
Investments in warrants	37	790	827	6	120	126
Total	4,904	2,221	7,125	2,769	1,170	3,939

B.	The following table presents the level 1 and level 3 fair value financial assets – loans to associates and others as of December 31, 2024, and December 31, 2023

	December 31, 2024			December 31, 2023
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Loan to Revoltz	-	64	64	-	62	62
Loan to Polyrizon	-	-	-	-	78	78
Loan to Zig Miami 54 (note 4G)	-	1,756	1,756	-	1,545	1,545
Total	-	1,820	1,820	-	1,685	1,685

C.	The following table presents the level 1 and level 3 fair value financial assets included in other receivables as of December 31, 2024, and December 31, 2023

	December 31, 2024			December 31, 2023
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Shares receivable from the Amendment of the Buffalo Agreement (note 4J)	-	500	500	10	500	510
Total	-	500	500	10	500	510
D.	The following table presents the Level 1 financial assets – investments in shares and warrants roll-forward during the years ended December 31, 2024 and 2023:

	Investments in shares	Investments in warrants	Total
	USD in thousands
Balance as of January 1, 2023	3,322	9	3,331
Purchase of securities	583	-	583
Transfer from equity method to FVTPL	9,103	-	9,103
Sale of securities	(7,039)	-	(7,039)
Net changes in fair value	(3,206)	(3)	(3,209)
Balance as of December 31, 2023	2,763	6	2,769
Purchase of securities	259	-	259
Transfer from equity method to FVTPL Level 1	622	-	622
Deconsolidation of Jeffs’ Brands	1,343	42	1,385
Transfer from Level 3 to Level 1	488	7	495
Sale of securities	(2,900)	(1)	(2,901)
Net changes in fair value	2,292	(17)	2,275
Balance as of December 31, 2024	4,867	37	4,904

E.	The following table presents the Level 3 financial assets – investments in shares, warrants and SAFEs roll-forward during the years ended December 31, 2024 and 2023:

	Investments in shares	Investments in warrants	Investments in SAFEs	Total
	USD in thousands
Balance as of January 1, 2023	800	416	822	2,038
Purchase of securities	250	-	-	250
Conversion of SAFEs	-	-	(964)	(964)
Net changes in fair value	-	(296)	142	(154)
Balance as of December 31, 2023	1,050	120	-	1,170
Purchase of securities	-	71	-	71
Transfer from equity method to FVTPL Level 3	141	-	-	141
Deconsolidation of Jeffs’ Brands	-	117	-	117
Transfer from Level 3 to Level 1	(488)	(7)		(495)
Net changes in fair value	728	489	-	1,217
Balance as of December 31, 2024	1,431	790	-	2,221
F.	The following table presents the Level 3 financial assets – loans to associates and others roll-forward during the years ended December 31, 2024 and 2023:

	Loan to Revoltz	Loan to Solterra Energy	Loan to Polyrizon	Loan to Zig Miami 54	Total
	USD in thousands
Balance as of January 1, 2023	62	940	-	-	1,002
Loans granted to associates and others	-	-	80	1,545	1,625
Net changes in fair value	-	(219)	(2)	-	(221)
Loan conversion	-	(721)	-	-	(721)
Balance as of December 31, 2023	62	-	78	1,545	1,685
Net changes in fair value	2	-	22	211	235
Loan conversion	-	-	(100)		(100)
Balance as of December 31, 2024	64	-	-	1,756	1,820

G.	The following table presents the level 1 and level 3 fair value financial assets included in other receivables roll-forward during the year ended December 31, 2024 and 2023:

	Shares receivable	Total
	USD in thousands
Balance as of January 1, 2023	-	-
Shares receivable from the Amendment of the Buffalo Agreement	937	937
Transfer to investments in shares	(181)	(181)
Net changes in fair value	(246)	(246)
Balance as of December 31, 2023	510	510
Net changes in fair value	(10)	(10)
Balance as of December 31, 2024	500	500

Financial liabilities

Level 3 financial liabilities:

As of December 31, 2023, the Group had financial liabilities measured at level 3 – mainly from derivative liabilities of Jeffs’ Brands.

As of December 31, 2024, the Group had financial liabilities measured at level 3 – mainly from the June 2024 Facility Agreement entered into by Viewbix Inc. (see note 4E).

The fair value of the financial instruments under the June 2024 Facility Agreement, as of June 18, 2024, was calculated using the following inputs: share price: USD 0.118, expected volatility: 125%, exercise price: USD 0.25, risk-free interest rate: 4.41%, expected life: 3.0 years.

The fair value of the financial instruments under the June 2024 Facility Agreement, as of December 31, 2024, was calculated using the following unobservable inputs: share price: $0.472, expected volatility: 148%, exercise price: $1.00, risk-free interest rate: 4.24%-4.32%, expected life: 0.46-0.50 years.

H.	The following table presents the financial liabilities that were measured at fair value through profit or loss at level 3:

	December 31, 2024	December 31, 2023
	USD in thousands
Warrants at fair value issued by subsidiaries	2,340	1,897
Embedded derivatives	27	-
	2,367	1,897

I.	The following table presents the Level 3 financial liabilities roll-forward during 2024 and 2023:

USD in thousands
Balance as of January 1, 2024	1,897
Deconsolidation of Jeffs’ Brands	(1,874)
Viewbix June 2024 Facility Agreement (note 4F)	2,286
Net changes in fair value	31
Balance as of December 31, 2024	2,340

USD in thousands
Balance as of January 1, 2023	4,159
Net changes in fair value	(2,262)
Balance as of December 31, 2023	1,897